Commitments, guarantees and pledged assets (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties

$ millions, as at October 31	2025	2024
	Contract amounts
Unutilized credit commitments (1)	$420,442	$383,882
Backstop liquidity facilities	31,194	23,734
Standby and performance letters of credit	26,358	22,181
Documentary and commercial letters of credit	167	183
Other commitments to extend credit	2,722	10,431
Total	$480,883	$440,411

(1)	Includes $201.5 billion (2024: $189.6 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.

Summary Of Asset Pledging Amounts and Related Activities
In the normal course of business, on- and off-balance sheet assets are pledged as collateral for various activities. The following table summarizes asset pledging amounts and the activities to which they relate:

$ millions, as at October 31	2025	2024
Assets pledged in relation to:
Securities lending	$93,433	$63,072
Obligations related to securities sold under repurchase agreements	130,197	109,151
Obligations related to securities sold short	24,244	21,642
Securitizations	18,090	20,105
Covered bonds	51,638	39,257
Derivatives	22,733	24,200
Foreign governments and central banks (1)	285	560
Clearing systems, payment systems, and depositories (2)	1,486	1,605
Other	12	11
Total	$342,118	$279,603

(1)	Includes assets pledged to maintain access to central bank facilities in foreign jurisdictions.
(2)	Includes assets pledged in order to participate in clearing and payment systems and depositories.